Derivative Financial Instruments (Tables)	12 Months Ended
Mar. 31, 2013
Accumulated Other Comprehensive Loss Related to Derivatives Designated as Cash Flow Hedges

The following table summarizes the activity in accumulated other comprehensive loss related to derivatives designated as cash flow hedges during the year ended March 31, 2012 and 2013:

	(In millions)
	Year ended March 31, 2012		Year ended March 31, 2013
Beginning balance-loss	Rs.	291	Rs.	23	US$	1
Net unrealized loss/(gain) for the year		(25)		175		3
Realized gain/(loss) reclassified into earnings		(243)		(159)		(3)

Ending balance – loss	Rs.	23	Rs.	39	US$	1